13F-HR

		     UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON, D.C. 20549
			FORM 13F

		   FORM 13F COVER PAGE

Report for the Calender Year or Quarter Ended: June 30, 2003
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Check here if Amendment [ ]; Amendment Number:
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  This Amendment (Check only one):  [ ] is a restatement.
				    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Jarislowsky, Fraser Limited
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Address:	1010 Sherbrooke St. West, Suite 2005
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		Montreal, Quebec
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		Canada H3A 2R7
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Form 13F File Number: 	28-67075
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The insitutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erin P. O'Brien
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Title:		Compliance Officer & Partner
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Phone:		514-842-2727
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Signature, Place, and Date of Signing:


 /s/ Erin P. O'Brien	   Montreal, Quebec	July 11, 2003
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     (Signature)	      (City, State)	    (Date)

Report Type (Check only one.):

(X) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

( ) 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

( ) 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

		FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
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Form 13F Information Table Entry Total:	        61
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Form 13F Information Table Value Total:       11,230,619
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					    (thousands)
List of Other Included Managers:  NONE

		FORM 13F INFORMATION TABLE


                                                                                         VOTING AUTHORITY
NAME OF ISSUER             Title   Cusip   VALUE (x$10Shares/PRN SH/PRPUT/INVESTMNT OTHER    SOLE       SHARED     NONE

ABBOTT LABS                Common002824100     142,803  3,263,316 SH      SOLE              2,809,332     453,984
ALBERTSON'S INC            Common013104104      62,366  3,248,230 SH      SOLE              2,714,311     533,919
ALTRIA GROUP INC           Common02209S103     151,262  3,328,823 SH      SOLE              2,734,523     594,300
AMER INTL GROUP            Common026874107     103,665  1,878,676 SH      SOLE              1,587,770     290,906
AOL TIME WARNER            Common00184A105      40,395  2,510,573 SH      SOLE              2,017,973     492,600
BANK NEW YORK              Common064057102      68,972  2,399,018 SH      SOLE              1,885,034     513,984
BANK OF NOVA SCO           Common064149107     907,361 20,461,663 SH      SOLE             17,886,360   2,575,303
BRISTOL-MYER SQB           Common110122108     111,471  4,105,761 SH      SOLE              3,489,476     616,285
CAMECO CORP                Common13321L108     271,332  8,453,711 SH      SOLE              7,333,815   1,119,896
CARDINAL HEALTH            Common14149Y108     102,431  1,593,012 SH      SOLE              1,364,666     228,346
CHEVRONTEXACO              Common166764100     103,612  1,435,063 SH      SOLE              1,253,329     181,734
COCA-COLA CO               Common191216100      33,521    722,276 SH      SOLE                682,676      39,600
COLGATE-PALMOLIV           Common194162103      49,039    846,225 SH      SOLE                699,825     146,400
CONAGRA FOODS              Common205887102      76,855  3,256,548 SH      SOLE              2,572,748     683,800
CORUS ENT INC-B              B   220874101      27,239  1,622,737 SH      SOLE              1,622,737
CVS CORP                   Common126650100     101,095  3,606,676 SH      SOLE              3,027,726     578,950
DISNEY (WALT) CO           Common254687106      79,586  4,029,681 SH      SOLE              3,394,500     635,181
EMERSON ELEC CO            Common291011104     140,435  2,748,248 SH      SOLE              2,323,482     424,766
ENBRIDGE INC               Common29250N105     498,766 14,103,438 SH      SOLE             12,474,178   1,629,260
ENCANA CORP                Common292505104     431,380 11,308,498 SH      SOLE              9,908,673   1,399,825
EXXON MOBIL CORP           Common30231G102     192,482  5,360,135 SH      SOLE              4,757,846     602,289
FANNIE MAE                 Common313586109     154,891  2,296,723 SH      SOLE              1,989,782     306,941
FIFTH THIRD BANC           Common316773100      37,425    651,775 SH      SOLE                504,475     147,300
FOUR SEASONS HTL           Common35100E104      17,367    404,007 SH      SOLE                403,407         600
GENERAL ELECTRIC           Common369604103     115,406  4,023,920 SH      SOLE              3,621,899     402,021
GILLETTE CO                Common375766102     129,651  4,069,387 SH      SOLE              3,410,408     658,979
HARTFORD FINL SV           Common416515104      57,993  1,151,567 SH      SOLE                886,540     265,027
HCA INC                    Common404119109      96,904  3,024,459 SH      SOLE              2,480,589     543,870
HUMMINGBIRD LTD            Common44544R101       5,135    261,050 SH      SOLE                261,050
IMPERIAL OIL               Common453038408     293,633  8,449,280 SH      SOLE              7,467,907     981,373
IMS HEALTH INC             Common449934108      39,922  2,219,115 SH      SOLE              1,793,715     425,400
INTERPUBLIC GRP            Common460690100      40,663  3,039,103 SH      SOLE              2,430,452     608,651
JEFFERSON-PILOT            Common475070108      69,309  1,671,705 SH      SOLE              1,317,805     353,900
JOHNSON&JOHNSON            Common478160104     184,879  3,575,987 SH      SOLE              3,150,783     425,204
JP MORGAN CHASE            Common46625H100     138,735  4,058,943 SH      SOLE              3,468,503     590,440
KIMBERLY-CLARK             Common494368103     148,109  2,840,598 SH      SOLE              2,428,943     411,655
KRAFT FOODS INC            Common50075N104      50,391  1,548,120 SH      SOLE              1,232,520     315,600
MANULIFE FIN               Common56501R106     660,075 23,424,986 SH      SOLE             20,642,678   2,782,308
MDS INC                    Common55269P302     146,705 10,707,044 SH      SOLE              9,370,224   1,336,820
MERCK & CO                 Common589331107     224,519  3,707,995 SH      SOLE              3,261,568     446,427
MICROSOFT CORP             Common594918104     118,883  4,636,611 SH      SOLE              3,978,276     658,335
NEXEN INC                  Common65334H102     536,862 21,306,279 SH      SOLE             18,732,927   2,573,352
NOVA CHEMICALS             Common66977W109     121,046  6,380,946 SH      SOLE              5,516,565     864,381
PEPSICO INC                Common713448108     129,455  2,909,107 SH      SOLE              2,437,663     471,444
PFIZER INC                 Common717081103     138,275  4,049,041 SH      SOLE              3,393,091     655,950
POTASH CORP SAS            Common73755L107     186,276  2,935,581 SH      SOLE              2,598,076     337,505
PROCTER & GAMBLE           Common742718109      97,967  1,098,536 SH      SOLE              1,043,317      55,219
QUEBECOR WORLD I           Common748203106      57,058  3,104,387 SH      SOLE              2,737,231     367,156
ROGERS COMM-B                B   775109200     162,217 10,154,888 SH      SOLE              8,936,461   1,218,427
ROYAL BK CANADA            Common780087102     922,861 21,797,734 SH      SOLE             19,234,132   2,563,602
ROYAL DUT PE-NYS           Common780257804     210,697  4,519,445 SH      SOLE              3,754,660     764,785
SCHERING-PLOUGH            Common806605101      36,264  1,949,678 SH      SOLE              1,845,578     104,100
SHAW COMM-B                  B   82028K200     180,660 13,468,007 SH      SOLE             11,804,858   1,663,149
SUN LIFE FINANCI           Common866796105     165,998  8,040,644 SH      SOLE              7,022,873   1,017,771
TALISMAN ENERGY            Common87425E103     492,514 10,853,719 SH      SOLE              9,506,709   1,347,010
TORONTO-DOM BANK           Common891160509     587,654 21,318,194 SH      SOLE             18,683,459   2,634,735
TRANSCANADA CORP           Common89353D107     443,107 25,286,029 SH      SOLE             22,232,560   3,053,469
UNILEVER NV-NYS            Common904784709      67,071  1,242,052 SH      SOLE                953,246     288,806
WACHOVIA CORP              Common929903102      66,238  1,657,606 SH      SOLE              1,395,306     262,300
WALGREEN CO                Common931422109      56,698  1,883,670 SH      SOLE              1,586,195     297,475
WELLS FARGO & CO           Common949746101     145,037  2,877,728 SH      SOLE              2,431,854     445,874